Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2024	2023
Cash deposits	$519.0	$571.4
Term deposits	920.0	850.5
	$1,439.0	$1,421.9